SHARE CAPITAL (Details 6)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants, outstanding	27,318,027	25,758,030	13,480,600	4,365,040
Warrants 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.5	$ 0.5
Expiry date	13-Jun-22
Warrants, outstanding	596,590	596,590
Warrants 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.5	$ 0.4
Expiry date	12-Apr-22
Warrants, outstanding	1,032,500	1,032,500
Warrants 3
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	13-Jan-22
Warrants, outstanding	499,990	499,990
Warrants 4
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.44	$ 0.44
Expiry date	29-Aug-21
Warrants, outstanding	1,013,670	1,013,670	1,013,670
Warrants 5
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4
Expiry date	13-Aug-21
Warrants, outstanding	198,237	0
Warrants 6
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4
Expiry date	6-Jul-21
Warrants, outstanding	3,863,180	0
Warrants 7
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	2-Jun-21
Warrants, outstanding	7,500,000	7,500,000	7,500,000
Warrants 8
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.3
Expiry date	23-Apr-21
Warrants, outstanding	100,000	0
Warrants 9
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.5
Expiry date	15-Feb-21
Warrants, outstanding	500,000	0
Warrants 10
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	25-Jan-21
Warrants, outstanding	650,000	650,000	800,000
Warrants 11
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	18-Dec-20
Warrants, outstanding	211,250	703,350
Warrants 12
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.7	$ 0.7
Expiry date	13-Nov-20
Warrants, outstanding	625,000	625,000	625,000
Warrants 13
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	16-Oct-20
Warrants, outstanding	2,533,020	2,701,360
Warrants 14
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.7	$ 0.7
Expiry date	30-Sep-20
Warrants, outstanding	1,112,000	1,112,000	1,112,000
Warrants 15
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	20-Sep-20
Warrants, outstanding	4,534,920	6,919,900
Warrants 16
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.6	$ 0.6
Expiry date	24-Jun-20
Warrants, outstanding	1,147,670	1,147,680	1,147,670
Warrants 17
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.5	$ 0.5
Expiry date	22-May-20
Warrants, outstanding	1,200,000	1,200,000	1,200,000
Warrants 18
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price | $	$ 0.4	$ 0.4
Expiry date	January 25,2018
Warrants, outstanding	0	56,000	56,000